Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2021
Right-of-use assets.
Schedule of right-of-use assets

Total
€
Cost
Balance at December 31, 2019/ January 1, 2020	—
Additions	173,100
Balance at December 31, 2020 / January 1, 2021	173,100
Acquisition through business combination	142,012
Additions	1,159,781
Balance at December 31, 2021	1,474,893
Depreciation
Balance at December 31, 2019/ January 1, 2020	—
Charge for the year	107,658
Balance at December 31, 2021	107,658
Net book amount
Balance at December 31, 2021	1,367,235
Balance at December 31, 2020	173,100
Balance at December 31, 2019	—

Schedule of amounts recognized in profit and loss

	2021	2020	2019
	€	€	€
Depreciation expense on right‑of‑use assets	(107,658)	—	—
Interest expense on lease liabilities	(15,936)	—	—
	(123,594)	—	—